Fair Value of Assets and Liabilities - Changes in Level 3 Financial Assets (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Opening balance		€ 130,655
Realised gain/loss recognised in the statement of profit or loss during the period		202	€ 43
Closing balance		150,103	130,655
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		4,768	5,387
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(231)	(66)
Revaluation recognised in other comprehensive income during the period	[2]	(51)	155
Purchase of assets		1,208	1,893
Sale of assets		(1,179)	(1,780)
Maturity/settlement		(210)	(719)
Reclassifications		3	4
Transfers into Level 3		785	103
Transfers out of Level 3		(205)	(214)
Exchange rate differences		1	1
Changes in the composition of the group and other changes		2	3
Closing balance		4,890	4,768
Level 3 [member] | Financial assets mandatorily at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		1,381	1,042
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(70)	(63)
Purchase of assets		928	1,494
Sale of assets		(836)	(832)
Maturity/settlement		(43)	(461)
Reclassifications		2	279
Transfers into Level 3		(2)	9
Transfers out of Level 3		(86)	(88)
Exchange rate differences		2	(1)
Changes in the composition of the group and other changes		2	2
Closing balance		1,280	1,381
Level 3 [member] | Financial assets designated at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		1,244	1,075
Realised gain/loss recognised in the statement of profit or loss during the period		(110)	(6)
Purchase of assets		173	360
Sale of assets		(101)	(212)
Maturity/settlement		(41)	(35)
Transfers into Level 3			63
Transfers out of Level 3		(101)
Closing balance		1,066	1,244
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		1,961	2,749
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(9)	(15)
Revaluation recognised in other comprehensive income during the period	[2]	(51)	155
Purchase of assets		9	11
Sale of assets		(187)	(680)
Maturity/settlement		(97)	(212)
Reclassifications		1	3
Transfers out of Level 3			(53)
Exchange rate differences		(2)	1
Changes in the composition of the group and other changes		0	1
Closing balance		1,624	1,961
Level 3 [member] | Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		174	494
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(42)	40
Purchase of assets		96	28
Sale of assets		(53)	(53)
Maturity/settlement		(29)	(11)
Reclassifications			279
Transfers into Level 3		787	26
Transfers out of Level 3		(18)	(72)
Exchange rate differences			1
Closing balance		915	174
Level 3 [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		8	27
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(1)	(21)
Purchase of assets		3
Sale of assets		(3)	(3)
Maturity/settlement		(1)
Transfers into Level 3			4
Closing balance		€ 6	€ 8

[1]

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 202 million (31 December 2019 : EUR 43 million ) of unrealised ga ins and losses recognised in the statement of profit or loss.

[2]	Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.